Decision of the IFRS IC concerning IAS 19 "Employee Benefits" on the calculation of obligations relating to certain defined benefit pension plans	12 Months Ended
Dec. 31, 2022
Decision of the IFRS IC concerning IAS 19 "Employee Benefits" on the calculation of obligations relating to certain defined benefit pension plans
Decision of the IFRS IC concerning IAS 19 "Employee Benefits" on the calculation of obligations relating to certain defined benefit pension plans

Note 21    Decision of the IFRS IC concerning IAS 19 "Employee Benefits" on the calculation of obligations relating to certain defined benefit pension plans

The IFRS Interpretations Committee (IC) was asked to comment on the calculation of defined benefit pension plans for which the granting of rights is conditional on the employee's presence in the Group at the time of retirement (with loss of all rights in the event of early retirement) and for which the rights depend on seniority, while being capped at a certain number of years of service. For plans reviewed by the IFRS IC, the cap may be reached at a date prior to retirement.

In France, the interpretation of IAS 19 had led to the practice of measuring and recognizing the commitment on a straight-line basis over the employee's career with the Group. The commitment calculated in this way corresponds to the pro rata rights acquired by the employee at the time of retirement.

The decision of the IFRS IC, published on May 24, 2021, concludes, in this case, that no rights are acquired in the event of departure before retirement age and that the rights are capped after a certain number of years of seniority ("X"), and the commitment would only be recognized for the last X years of the employee's career within the company.

This decision was implemented by the Group at December 31, 2021 for plans falling within the scope of the Interpretation Committee's decision. The effect of this implementation mainly limited to retirement benefit plans in France.

As the application of this decision constitutes a change in accounting policy, the effects of the implementation have been calculated retrospectively and have affected the opening equity. The effect of the implementation of this decision on the income statement is not material for the periods presented.

The required information on employee benefits is presented in Note 6.2.

–  Effects on the consolidated statement of financial position:

(in millions of euros)	January 1,	Effects	January 1,	2019	Effects	December 31,	2020	Effects	December 31,
	2019	of IFRS	2019	variation	of IFRS	2019	variation	of IFRS	2020
		IC	restated		IC	restated		IC	restated
		decision	data		decision	data		decision	data
Assets
Deferred tax assets	2,893	(40)	2,853	(1,901)	(12)	940	(261)	(5)	674
Total non-current assets	82,446	(40)	82,406	(693)	(12)	81,701	886	(5)	82,582
Total assets	104,302	(40)	104,262	2,439	(12)	106,689	992	(5)	107,676

Liabilities
Equity attributable to owners of the parent company	30,671	114	30,785	1,054	35	31,875	2,670	13	34,557
o/w reserves	(2,060)	114	(1,946)	985	—	(961)	2,927	—	1,966
o/w other comprehensive income	(571)	—	(571)	69	35	(467)	(257)	13	(711)
o/w deferred tax	232	—	232	(16)	(12)	203	(4)	(5)	195
o/w actuarial gains and losses	(504)	—	(504)	(107)	48	(563)	(33)	18	(579)
Equity attributable to non-controlling interests	2,580	—	2,580	107	—	2,687	(44)	—	2,643
Total Equity	33,251	114	33,364	1,161	35	34,561	2,626	13	37,200
Non-current employee benefits	2,823	(153)	2,670	(269)	(48)	2,353	(351)	(18)	1,984
Total non-current liabilities	39,644	(153)	39,491	4,917	(48)	44,360	(2,160)	(18)	42,182
Total equity and liabilities	104,302	(40)	104,262	2,439	(12)	106,689	992	(5)	107,676